CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim Timber ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the above-listed Funds dated September 28, 2012:

Effective immediately, the shares of Guggenheim Canadian Energy Income ETF (the “Fund”) are offered through a different Prospectus and SAI and are no longer offered through this Prospectus and SAI.  All references to the Fund are hereby deleted from this Prospectus and SAI.

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

July 19, 2013
               ETF-PRO-T2CMBO-SUP